DEPOSIT FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
DEPOSIT FOR NON-CURRENT ASSETS

11.	DEPOSIT FOR NON-CURRENT ASSETS

Deposit for non-current assets consisted of the following:

	As of December 31,
	2014	2015
	US$	US$

Buildings	85,722	135,299
Land use rights	793	2,416

Total	86,515	137,715

Deposits for buildings represent interest free non-refundable deposits for the purchases of: (i) an office building in Beijing in the PRC for US$119,918; (ii) two floors of an office building in Chongqing, Sichuan province in the PRC for US$13,978; and (iii) two floors of an office building in Changzhou, Jiangsu province in the PRC for US$1,403.